UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F
THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON NOVEMBER 5, 2007 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT.

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [ X ]; Amendment Number: 1
This Amendment (Check only one.): [   ] is a restatement.
                                  [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Gatemore Capital Management, LLC
Address: 355 Lexington Avenue
         New York, NY  10017

13F File Number:  28-12536

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David B. Ford
Title:     Managing Member
Phone:     (212) 772-9900

Signature, Place, and Date of Signing:

      /s/ David B. Ford     New York, NY     July 1, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     14

Form13F Information Table Value Total:     $178,153 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANTIGENICS INC DEL              COM             037032109      237   100200 SH       SOLE                        0        0   100200
BANK OF AMERICA CORPORATION     COM             060505104      393     7821 SH       SOLE                        0        0     7821
BOSTON PRIVATE FINL HLDGS IN    COM             101119105      278    10000 SH       SOLE                        0        0    10000
COACH INC                       COM             189754104      511    10808 SH       SOLE                        0        0    10808
GOLDMAN SACHS GROUP INC         COM             38141G104   153383   707679 SH       SOLE                        0        0   707679
INTEL CORP                      COM             458140100      248     9600 SH       SOLE                        0        0     9600
JAZZ TECHNOLOGIES INC           COM             47214E102      661   211836 SH       SOLE                        0        0   211836
UNITEDHEALTH GROUP INC          COM             91324P102     1721    35527 SH       SOLE                        0        0    35527
VANGUARD INDEX FDS              LARGE CAP ETF   922908637     1747    25612 SH       SOLE                        0        0    25612
VANGUARD INDEX FDS              MID CAP ETF     922908629      595     7471 SH       SOLE                        0        0     7471
VANGUARD INDEX FDS              SMALL CP ETF    922908751      389     5352 SH       SOLE                        0        0     5352
VANGUARD INTL EQUITY INDEX F    EMR MKT ETF     922042858     5120    49334 SH       SOLE                        0        0    49334
VANGUARD INTL EQUITY INDEX F    PACIFIC ETF     922042866     7559   103775 SH       SOLE                        0        0   103775
VANGUARD INTL EQUITY INDEX F    EURPEAN ETF     922042874     5311    67919 SH       SOLE                        0        0    67919